The Hartford International Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.65%	4.01%	7.92%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.50%	2.65%	6.60%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.94%	2.16%	5.59%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.71%	2.64%	6.88%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.82%	3.03%	6.69%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.12%	4.12%	7.83%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.43%	3.52%	7.20%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.78%	3.83%	7.52%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.09%	4.15%	7.85%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.29%	4.26%	7.96%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.18%	4.16%	7.88%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.26%	4.27%	7.95%

[1]	Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.